Loans Receivable, Net (Details 3) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total pledged loans receivable	$ 50,396,198	$ 44,512,223
Business loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total pledged loans receivable	10,966,526	13,241,523
Personal loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total pledged loans receivable	$ 39,429,672	$ 31,270,700